FAIR VALUE MEASUREMENT (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Obligation to issue restricted shares of Common Stock	$ 187	$ 2,910
Deferred payment due to the acquisition of the SPVs	2,685
Warrants Liability	2,045	544
Total liabilities	4,917	3,454
Fair Value, Level 1 [Member]
Liabilities:
Obligation to issue restricted shares of Common Stock	187
Total liabilities	187
Fair Value, Level 3 [Member]
Liabilities:
Obligation to issue restricted shares of Common Stock		2,910
Deferred payment due to the acquisition of the SPVs	2,685
Warrants Liability	2,045	544
Total liabilities	$ 4,730	$ 3,454